Debt Debt (Redemption Rates) (Details) (Senior Notes [Member], Senior Secured Notes, 10.5% Due 2017 [Member], Support Agreement [Member], Preferred Stockholders [Member])	12 Months Ended
Dec. 31, 2012
Minimum [Member]
Debt Instrument [Line Items]
Period to give notice for debt redemption	30 days
Maximum [Member]
Debt Instrument [Line Items]
Period to give notice for debt redemption	60 days
Prior to six months following the Issue Date
Debt Instrument [Line Items]
Debt redemption price as a percentage of principal	100.00%
Prior to six months following the Issue Date | Minimum [Member]
Debt Instrument [Line Items]
Debt redemption term	0 months
Prior to six months following the Issue Date | Maximum [Member]
Debt Instrument [Line Items]
Debt redemption term	6 months
Six months to 18 months following the Issue Date
Debt Instrument [Line Items]
Debt redemption price as a percentage of principal	105.00%
Six months to 18 months following the Issue Date | Minimum [Member]
Debt Instrument [Line Items]
Debt redemption term	6 months
Six months to 18 months following the Issue Date | Maximum [Member]
Debt Instrument [Line Items]
Debt redemption term	18 months
18 months to 30 months following the Issue Date
Debt Instrument [Line Items]
Debt redemption price as a percentage of principal	104.00%
18 months to 30 months following the Issue Date | Minimum [Member]
Debt Instrument [Line Items]
Debt redemption term	18 months
18 months to 30 months following the Issue Date | Maximum [Member]
Debt Instrument [Line Items]
Debt redemption term	30 months
30 months to 42 months following the Issue Date
Debt Instrument [Line Items]
Debt redemption price as a percentage of principal	103.00%
30 months to 42 months following the Issue Date | Minimum [Member]
Debt Instrument [Line Items]
Debt redemption term	30 months
30 months to 42 months following the Issue Date | Maximum [Member]
Debt Instrument [Line Items]
Debt redemption term	42 months
42 months to 54 months following the Issue Date
Debt Instrument [Line Items]
Debt redemption price as a percentage of principal	102.00%
42 months to 54 months following the Issue Date | Minimum [Member]
Debt Instrument [Line Items]
Debt redemption term	42 months
42 months to 54 months following the Issue Date | Maximum [Member]
Debt Instrument [Line Items]
Debt redemption term	54 months
54 months to 60 months following the Issue Date
Debt Instrument [Line Items]
Debt redemption price as a percentage of principal	100.00%
54 months to 60 months following the Issue Date | Minimum [Member]
Debt Instrument [Line Items]
Debt redemption term	54 months
54 months to 60 months following the Issue Date | Maximum [Member]
Debt Instrument [Line Items]
Debt redemption term	60 months